RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Total	$ 125	$ 163
Oniva International Services Corp. [Member]
Statement [Line Items]
Due To Related Parties	105,000	107,000
Directors [Member]
Statement [Line Items]
Due To Related Parties	46,000	56,000
Silver Wolf Exploration Ltd. [Member]
Statement [Line Items]
Due To Related Parties	$ (26,000)	$ 0